Fair Value of Financial Instruments - Additional Information (Detail) $ in Thousands, € in Millions	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Contingent consideration liabilities, maximum potential payment outcomes	$ 48,153	$ 46,083	$ 48,153		$ 46,083	$ 47,649	$ 85,977	$ 155,940
Maximum [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Contingent consideration liabilities, maximum potential payment outcomes	$ 302,400		$ 302,400
Selling, General and Administrative Expenses [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Gain from fair value adjustment						800
Interest expense, net
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Present value accretions						3,800	$ 8,800	7,700
Change in fair value due to present value accretion						$ 400
Forward Contracts [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Number of open Euro forward contracts	3		3			0	0
Gain (loss) related to changes in fair values of the forward contracts | €				€ 2.6
Forward Contracts [Member] | Selling, General and Administrative Expenses [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Gain (loss) related to changes in fair values of the forward contracts	$ 400	(500)	$ 500		(500)	$ (400)	$ (1,000)	1,400
Contingent Consideration Liabilities [Member] | Selling, General and Administrative Expenses [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Gain (loss) related to changes in fair values of the forward contracts						2,300	54,500	13,000
Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative, notional amount	1,500,000		$ 1,500,000			$ 1,500,000	$ 3,200,000
Derivative, maturity dates			Jan. 24, 2020	Jan. 24, 2020		Jan. 24, 2022	Jan. 24, 2020
Aggregate fair value of outstanding interest rate caps	$ 2,200		$ 2,200			$ 3,300	$ 4,200
Interest expense		$ 100	$ 100		$ 2,500	$ 2,700	$ 3,900	$ 1,500
Interest Rate Cap [Member] | Minimum [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative, cap interest rate	3.25%		3.25%			3.25%	3.00%
Interest Rate Cap [Member] | Maximum [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative, cap interest rate	3.50%		3.50%			3.50%	3.50%
Other Accrued Expenses [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps	$ 1,000		$ 1,000			$ 1,000	$ 3,000
Other Noncurrent Liabilities [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps	$ 1,300		$ 1,300			$ 2,300	$ 1,200